Deferred income (Details) (USD $)	Jun. 30, 2012		Dec. 31, 2011
Deferred Revenue Arrangement [Line Items]
Deferred income, Total	$ 9,317,511		$ 9,198,886
Less: Current	(817,954)		(466,219)
Deferred income, non-current	8,499,557		8,732,667
Kingman cash grant
Deferred Revenue Arrangement [Line Items]
Deferred income, Total	8,965,776	[1]	9,198,886	[1]
Windstar wake impact agreement
Deferred Revenue Arrangement [Line Items]
Deferred income, Total	$ 351,735	[2]		[2]

[1]	On December 24, 2011, proceeds of $9,324,382 for the Kingman Generating Facility cash grant application were received from the U.S. Department of the Treasury.
[2]	On November 12, 2009, the Company executed a wake impact agreement with a neighbouring wind farm in Tehachapi, California. The terms of the agreement call for an annual payment of $703,470, to be paid annually, for the next twenty-five years, subject to continued operations. The third party to the agreement has posted security in the form of a letter of credit to guarantee payment.